UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Palmer Square Income Plus Fund
Class I/PSYPX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class I/PSYPX)	$76	0.74%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2025, the Palmer Square Income Plus Fund, Class I share, returned 6.17%. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 6.60%, while the broad based Bloomberg Aggregate Bond Index returned 6.08% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates. Collateralized Loan Obligation (“CLO”) Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield, provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities (“ABS”) and Bank Loans holdings also provided positive contributions.
On a relative basis, the Fund trailed its primary benchmark due to having relatively lower interest rate duration whilst 2-Year Treasuries yields declined by over 100 basis points (or 1/100th of a percent) during the corresponding period.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (“RMBS”), Commercial Mortgage-Backed Securities (“CMBS”) and Investment Grade Bank Loans provided the least positive contribution to performance.
Current Positioning
The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack continues to be weighted towards AAA, which still offers tremendous value. Investment Grade Corporate Debt is the second largest allocation, but we may seek to increase exposure or add spread duration in the event that spreads widen to more attractive levels. Treasury Bills and ABS are the next two largest allocations. The ABS exposure is primarily prime auto ABS with a weighted average life (WAL) of 12 months or less. The Fund’s exposure to high yield corporate bonds remained focused on short duration, discounted High-Yield (“HY”) bonds, while selectively looking for new opportunities in the primary market. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Palmer Square Income Plus Fund (Class I/PSYPX)	6.17%	4.47%	3.47%
Bloomberg 1-3 year U.S. Corporate Index	6.60%	2.29%	2.51%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,058,516,304
Total number of portfolio holdings	430
Total advisory fees paid (net)	$4,838,000
Portfolio turnover rate as of the end of the reporting period	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.500%, 1/31/2028	2.2%
United States Treasury Bill, 0.000%, 7/22/2025	1.9%
United States Treasury Bill, 0.000%, 8/21/2025	1.9%
United States Treasury Bill, 0.000%, 9/16/2025	1.9%
United States Treasury Bill, 0.000%, 10/23/2025	1.9%
United States Treasury Note, 4.000%, 1/31/2029	1.8%
United States Treasury Bill, 0.000%, 7/10/2025	1.0%
United States Treasury Bill, 0.000%, 9/11/2025	1.0%
United States Treasury Bill, 0.000%, 7/17/2025	0.9%
United States Treasury Bill, 0.000%, 9/4/2025	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Palmer Square Income Plus Fund - Class I

Palmer Square Income Plus Fund
Class T/PSTPX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class T/PSTPX)	$66	0.64%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2025, the Palmer Square Income Plus Fund, Class T share, returned 6.17%. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 6.60%, while the broad based Bloomberg Aggregate Bond Index returned 6.08% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates. Collateralized Loan Obligation (“CLO”) Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade and high yield, provided the second greatest positive contribution. U.S. Treasury, Asset-Backed Securities (“ABS”) and Bank Loans holdings also provided positive contributions.
On a relative basis, the Fund trailed its primary benchmark due to having relatively lower interest rate duration whilst 2-Year Treasuries yields declined by over 100 basis points (or 1/100th of a percent) during the corresponding period.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (“RMBS”), Commercial Mortgage-Backed Securities (“CMBS”) and Investment Grade Bank Loans provided the least positive contribution to performance.
Current Positioning
The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack continues to be weighted towards AAA, which still offers tremendous value. Investment Grade Corporate Debt is the second largest allocation, but we may seek to increase exposure or add spread duration in the event that spreads widen to more attractive levels. Treasury Bills and ABS are the next two largest allocations. The ABS exposure is primarily prime auto ABS with a weighted average life (WAL) of 12 months or less. The Fund’s exposure to high yield corporate bonds remained focused on short duration, discounted High Yield (“HY”) bonds, while selectively looking for new opportunities in the primary market. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years[1]
Palmer Square Income Plus Fund (Class T/PSTPX)[1]	6.17%	4.62%	3.62%
Bloomberg 1-3 year U.S. Corporate Index	6.60%	2.29%	2.51%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.76%
[1]
Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,058,516,304
Total number of portfolio holdings	430
Total advisory fees paid (net)	$4,838,000
Portfolio turnover rate as of the end of the reporting period	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 3.500%, 1/31/2028	2.2%
United States Treasury Bill, 0.000%, 7/22/2025	1.9%
United States Treasury Bill, 0.000%, 8/21/2025	1.9%
United States Treasury Bill, 0.000%, 9/16/2025	1.9%
United States Treasury Bill, 0.000%, 10/23/2025	1.9%
United States Treasury Note, 4.000%, 1/31/2029	1.8%
United States Treasury Bill, 0.000%, 7/10/2025	1.0%
United States Treasury Bill, 0.000%, 9/11/2025	1.0%
United States Treasury Bill, 0.000%, 7/17/2025	0.9%
United States Treasury Bill, 0.000%, 9/4/2025	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Palmer Square Income Plus Fund - Class T

Palmer Square Ultra-Short Duration Investment Grade Fund
PSDSX
ANNUAL SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	$51	0.50%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”) is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund is invested primarily in a broad universe of credit such as fixed and floating rate investment grade corporate bonds and notes, collateralized loan obligations (“CLOs”), traditional asset-backed securities (“ABS”), and commercial paper. We believe our portfolio presents an ultra-short duration income alternative for investors targeting potential yield, capital preservation, and low volatility.
For the 12-month period ended on June 30, 2025, the Palmer Square Ultra-Short Duration Investment Grade Fund returned 5.30%. The Fund’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, returned 4.71%, while the broad based Bloomberg Aggregate Bond Index returned 6.08% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration. For the quarter, CLO Debt provided the greatest positive contribution to performance. The Fund’s exposure in ABS, Investment Grade Corporate Bonds and Treasury Bills also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Bank Loans and Commercial Mortgage Backed Securities (“CMBS”) as well as cash provided the least positive contribution to performance.
Current Positioning
We believe the Fund has solid diversification across both corporate and structured credit. The four main tools we have utilized to do this include investment grade corporate bonds, commercial paper, traditional asset-backed securities, and CLO debt.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception[1]
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	5.30%	2.89%	2.50%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.24%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.34%
[1]	Palmer Square Ultra-Short Duration Investment Grade Fund commenced operations on October 7, 2016.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,575,759
Total number of portfolio holdings	164
Total advisory fees paid (net)	$470
Portfolio turnover rate as of the end of the reporting period	124%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bill, 0.000%, 8/21/2025	4.7%
Golub Capital Partners Static Ltd., Series 2024-1A, Class AR, 0.000%, 7/20/2035	2.9%
Madison Park Funding Ltd., Series 2019-35A, Class A1R, 5.521%, 4/20/2032	2.6%
CIFC Funding Ltd., Series 2013-3RA, Class A1R, 5.275%, 4/24/2031	2.4%
Regatta Funding Ltd., Series 2018-2A, Class A1R, 5.356%, 7/15/2031	2.2%
United States Treasury Bill, 0.000%, 9/23/2025	2.1%
CarVal CLO II Ltd., Series 2019-1A, Class AR2, 5.289%, 4/20/2032	2.1%
Carlyle Global Market Strategies CLO 2015-5 Ltd., Series 2015-5A, Class A1R3, 5.369%, 1/20/2032	2.1%
Battalion CLO Ltd., Series 2020-15A, Class A1RR, 5.260%, 1/17/2033	2.0%
Voya CLO Ltd., Series 2018-3A, Class A1R2, 5.456%, 10/15/2031	2.0%
Asset Allocation
Sector Allocation
Material Fund Changes
At a meeting held on June 3 and 4, 2025, the Board of Trustees of the Trust approved the reorganization of the Fund from Investment Managers Series Trust (the "Trust") into Palmer Square Funds Trust (the "Acquiring Trust").
This is summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated October 31, 2024, as amended June 4, 2025 at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Palmer Square Ultra-Short Duration Investment Grade Fund

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-447-4470.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Palmer Square Income Plus Fund Palmer Square Ultra Short Duration Fund	FYE 6/30/2025	FYE 6/30/2024
(a)	Audit Fees	$54,700	$53,200
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,800	$5,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Palmer Square Income Plus Fund Palmer Square Ultra Short Duration Fund	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

	Palmer Square Income Plus Fund Palmer Square Ultra Short Duration Fund	FYE 6/30/2025	FYE 6/30/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Palmer Square Income Plus Fund

Class I (Ticker: PSYPX)

Class T (Ticker: PSTPX)

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square Income Plus Fund	1
Palmer Square Ultra-Short Duration Investment Grade Fund	27
Statement of Assets and Liabilities	37
Statement of Operations	39
Statements of Changes in Net Assets	41
Financial Highlights	43
Notes to Financial Statements	46
Report of Independent Registered Public Accounting Firm	65

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.palmersquarefunds.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

Principal Amount[1]		Value
	BANK LOANS — 5.5%
838,158	AAdvantage Loyalty IP Ltd. 6.543% (3-Month Term SOFR+225 basis points), 4/20/2028[2,3,4,5]	$833,900
1,632,312	Ali Group North America Corp. 6.441% (1-Month Term SOFR+200 basis points), 7/23/2029[2,3,4]	1,643,795
995,000	AmWINS Group, Inc. 6.577% (1-Month Term SOFR+225 basis points), 1/30/2032[2,3,4]	996,463
1,989,940	Asplundh Tree Expert LLC 6.077% (1-Month Term SOFR+175 basis points), 5/23/2031[2,3,4]	1,995,432
1,750,000	Astoria Energy LLC 0.000% (1-Month Term SOFR+275 basis points), 6/23/2032[2,3,4]	1,754,742
997,500	Boost Newco Borrower LLC 6.299% (3-Month Term SOFR+200 basis points), 1/31/2031[2,3,4]	1,001,241
890,651	Centuri Group, Inc. 6.943% (1-Month Term SOFR+250 basis points), 8/28/2028[2,3,4]	892,401
987,206	Charter Communications Operating LLC 6.548% (3-Month Term SOFR+225 basis points), 12/15/2031[2,3,4]	989,862
1,384,073	Coherent Corp. 6.327% (1-Month Term SOFR+200 basis points), 7/2/2029[2,3,4]	1,387,824
1,491,258	Core & Main LP 6.270% (6-Month Term SOFR+200 basis points), 7/27/2028[2,3,4]	1,494,061
1,969,810	Corpay Technologies Operating Co. LLC 6.077% (1-Month Term SOFR+175 basis points), 4/28/2028[2,3,4]	1,972,272
1,492,443	Dun & Bradstreet Corp. 6.575% (1-Month Term SOFR+225 basis points), 1/18/2029[2,3,4]	1,493,003
1,354,713	EFS Cogen Holdings I LLC 7.799% (3-Month Term SOFR+350 basis points), 10/1/2027[2,3,4]	1,362,475
2,067,880	Elanco Animal Health, Inc. 6.174% (1-Month Term SOFR+175 basis points), 8/2/2027[2,3,4]	2,068,407
1,674,500	Flutter Entertainment PLC 6.049% (3-Month Term SOFR+175 basis points), 11/29/2030[2,3,4,5]	1,672,407
1,480,785	Froneri US, Inc. 6.237% (1-Month Term SOFR+200 basis points), 9/30/2031[2,3,4]	1,467,835
2,212,163	Go Daddy Operating Co. LLC 6.077% (1-Month Term SOFR+175 basis points), 11/13/2029[2,3,4]	2,216,366
994,962	HomeServe USA Holding Corp. 6.569% (1-Month Term SOFR+200 basis points), 10/21/2030[2,3,4]	997,141
1,964,641	Hudson River Trading LLC 7.314% (1-Month Term SOFR+300 basis points), 3/18/2030[2,3,4]	1,972,932
1,346,817	Iridium Satellite LLC 6.577% (1-Month Term SOFR+225 basis points), 9/20/2030[2,3,4]	1,350,427
994,950	Iron Mountain Information Management LLC 6.327% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4]	995,362
1,157,059	Janus International Group LLC 6.780% (3-Month Term SOFR+250 basis points), 8/5/2030[2,3,4]	1,156,047

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,240,625	Kestrel Acquisition LLC 7.799% (3-Month Term SOFR+350 basis points), 11/6/2031[2,3,4]	$1,242,511
994,987	Koppers, Inc. 6.830% (1-Month Term SOFR+250 basis points), 4/10/2030[2,3,4]	999,654
1,492,481	Light & Wonder International, Inc. 6.564% (1-Month Term SOFR+225 basis points), 4/16/2029[2,3,4]	1,495,653
1,485,019	Medline Borrower LP 6.577% (1-Month Term SOFR+225 basis points), 10/23/2028[2,3,4]	1,479,450
1,806,750	MITER Brands Acquisition Holdco, Inc. 7.327% (1-Month Term SOFR+350 basis points), 3/28/2031[2,3,4]	1,812,911
997,370	Northriver Midstream Finance LP 6.548% (3-Month Term SOFR+300 basis points), 8/16/2030[2,3,4,5]	1,002,461
1,488,722	PCI Gaming Authority 6.327% (1-Month Term SOFR+250 basis points), 5/29/2026[2,3,4]	1,490,277
995,000	Peer Holding III B.V. 0.000% (3-Month Term SOFR+250 basis points), 7/1/2031[2,3,4,5]	1,001,592
1,348,023	Pike Corp. 7.441% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,357,850
1,496,241	Primo Brands Corp. 6.549% (3-Month Term SOFR+225 basis points), 3/31/2028[2,3,4]	1,503,303
1,496,250	Quikrete Holdings, Inc. 6.560% (1-Month Term SOFR+225 basis points), 2/10/2032[2,3,4]	1,496,063
1,741,250	Ryan Specialty LLC 4.327% (1-Month Term SOFR+225 basis points), 9/15/2031[2,3,4]	1,743,427
1,750,000	Sazerac Co., Inc. 6.812% (1-Month Term SOFR+250 basis points), 6/25/2032[2,3,4]	1,752,187
1,000,000	Stonepeak Nile Parent LLC 6.980% (1-Month Term SOFR+275 basis points), 4/12/2032[2,3,4]	1,004,500
1,492,500	Trans Union LLC 6.077% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	1,495,694
1,994,949	TransDigm, Inc. 7.049% (3-Month Term SOFR+275 basis points), 3/22/2030[2,3,4]	2,004,386
997,487	Wec U.S. Holdings Ltd. 6.574% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	998,859
1,226,760	WhiteWater DBR HoldCo LLC 6.549% (3-Month Term SOFR+225 basis points), 3/3/2031[2,3,4]	1,229,698
1,950,000	WMG Acquisition Corp. 6.072% (1-Month Term SOFR+175 basis points), 1/24/2031[2,3,4]	1,957,312
	Total Bank Loans
	(Cost $58,630,628)	58,782,183

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS — 90.7%
	ASSET-BACKED SECURITIES — 45.2%
	522 Funding CLO Ltd.
6,500,000	Series 2019-5A, Class AR, 5.586% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,6]	$6,507,894
1,500,000	Series 2019-5A, Class ER, 11.016% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,6]	1,462,140
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class ARR, 5.682% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,6]	1,002,007
5,250,000	American Express Credit Account Master Trust Series 2022-3, Class A, 3.750%, 8/15/2027[3]	5,245,002
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,6]	1,861,726
1,500,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,6]	1,503,168
	Apidos CLO
2,500,000	Series 2017-28A, Class C, 7.031% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,6]	2,509,223
1,578,000	Series 2013-15A, Class ERR, 10.231% (3-Month Term SOFR+596.16 basis points), 4/20/2031[3,4,6]	1,584,793
1,500,000	Series XXXA, Class CR, 7.269% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,6]	1,505,504
5,000,000	Series 2015-23A, Class ARR, 5.306% (3-Month Term SOFR+105 basis points), 4/15/2033[3,4,6]	5,000,531
1,000,000	Series 2023-45A, Class E, 12.683% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,6]	1,000,000
1,000,000	Series 2022-42A, Class D1R, 6.719% (3-Month Term SOFR+245 basis points), 4/20/2038[3,4,6]	996,500
	Ares CLO Ltd.
4,000,000	Series 2015-2A, Class AR3, 5.600% (3-Month Term SOFR+132 basis points), 4/17/2033[3,4,6]	4,012,908
3,750,000	Series 2016-39A, Class AR3, 5.689% (3-Month Term SOFR+142 basis points), 7/18/2037[3,4,6]	3,766,879
1,500,000	Arini European CLO V DAC Series 32X, Class C, 4.164% (3-Month Euribor+200 basis points), 4/15/2039[3,4]	1,777,997
	BA Credit Card Trust
5,829,000	Series 2022-A2, Class A2, 5.000%, 4/15/2028[3]	5,840,664
4,320,000	Series 2023-A1, Class A1, 4.790%, 5/15/2028[3]	4,339,652
	Bain Capital Credit CLO
1,500,000	Series 2018-2A, Class DR, 7.219% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,6]	1,505,006

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,000,000	Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/2038[3,4,6]	$3,009,503
1,250,000	Series 2023-1A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 7/16/2038[3,4,6]	1,251,829
1,500,000	Ballyrock CLO Ltd. Series 2023-24A, Class A2R, 0.000% (3-Month Term SOFR+170 basis points), 7/15/2038[3,4,6]	1,500,000
924,613	Barings CLO Ltd. Series 2015-IA, Class AR, 5.521% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,6]	925,895
4,235,000	Barings Equipment Finance LLC Series 2025-A, Class A2, 4.640%, 10/13/2028[3,6]	4,247,282
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 5.808% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	4,139,056
	Battalion CLO Ltd.
1,415,310	Series 2020-15A, Class A1RR, 5.260% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,6]	1,411,969
1,000,000	Series 2020-15A, Class BR, 5.780% (3-Month Term SOFR+150 basis points), 1/17/2033[3,4,6]	999,500
2,000,000	Series 2016-10A, Class CR2, 7.987% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,6]	1,918,539
45,114	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.848%, 7/25/2034[3,7]	42,088
	Benefit Street Partners CLO Ltd.
1,750,000	Series 2015-8A, Class CR, 7.281% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,6]	1,754,825
1,850,000	Series 2019-18A, Class A1R, 5.688% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,6]	1,854,439
750,000	Series 2020-21A, Class ER, 11.218% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,6]	753,989
1,000,000	Series 2019-18A, Class ER, 11.268% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,6]	1,008,337
1,000,000	Series 2019-17A, Class D1R2, 7.406% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,6]	1,005,168
1,250,000	Series 2022-27A, Class D1R, 7.419% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,6]	1,262,054
	BlueMountain CLO Ltd.
2,000,000	Series 2015-3A, Class A2R, 6.031% (3-Month Term SOFR+176.16 basis points), 4/20/2031[3,4,6]	2,007,340
1,750,000	Series 2020-29A, Class D2R, 8.793% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,6]	1,737,316

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
286,022	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	$287,054
450,000	BofA Auto Trust Series 2024-1A, Class A3, 5.350%, 11/15/2028[3,6]	454,469
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 11.056% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,6]	1,010,187
1,000,000	Series 2021-17RA, Class ER, 11.199% (3-Month Term SOFR+693 basis points), 1/20/2038[3,4,6]	1,007,807
	Capital One Multi-Asset Execution Trust
3,925,000	Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	3,929,989
5,020,000	Series 2023-A1, Class A, 4.420%, 5/15/2028[3]	5,026,245
2,366,442	Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	2,358,941
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	Series 2012-3A, Class BR2, 6.703% (3-Month Term SOFR+246.16 basis points), 1/14/2032[3,4,6]	1,506,661
2,000,000	Series 2012-4A, Class DR3, 7.772% (3-Month Term SOFR+350 basis points), 4/22/2032[3,4,6]	2,005,083
1,361,500	CarMax Auto Owner Trust Series 2024-4, Class A2A, 4.670%, 12/15/2027[3]	1,362,775
1,952,509	CarVal CLO II Ltd. Series 2019-1A, Class AR2, 5.289% (3-Month Term SOFR+102 basis points), 4/20/2032[3,4,6]	1,952,069
1,000,000	CBAMR Ltd. Series 2017-4A, Class BR, 6.102% (3-Month Term SOFR+180 basis points), 3/31/2038[3,4,6]	1,000,000
	Cedar Funding CLO Ltd.
2,000,000	Series 2018-7A, Class DR, 7.019% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,6]	2,005,454
1,000,000	Series 2024-19A, Class A1, 5.571% (3-Month Term SOFR+133 basis points), 1/23/2038[3,4,6]	1,003,478
2,000,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[3,4,6]	2,008,136
1,000,000	Series 2014-4A, Class DR3, 7.579% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,6]	1,003,254
648,667	Chase Auto Owner Trust Series 2024-5A, Class A2, 4.400%, 11/26/2027[3,6]	648,337
4,825,000	Chase Issuance Trust Series 2022-A1, Class A, 3.970%, 9/15/2027[3]	4,820,136

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,800,000	CIFC European Funding CLO Series 3X, Class D, 5.879% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	$3,300,507
	CIFC Funding Ltd.
2,972,815	Series 2013-3RA, Class A1R, 5.275% (3-Month Term SOFR+100 basis points), 4/24/2031[3,4,6]	2,972,457
3,900,000	Series 2019-1A, Class A1R2, 5.629% (3-Month Term SOFR+136 basis points), 10/20/2037[3,4,6]	3,902,739
5,205,000	Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.230%, 12/8/2027[3]	5,221,375
	Citizens Auto Receivables Trust
556,771	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,6]	557,224
5,220,000	Series 2024-1, Class A3, 5.110%, 4/17/2028[3,6]	5,249,493
	COLT Mortgage Loan Trust
4,610,449	Series 2021-4, Class A1, 1.397%, 10/25/2066[3,6,7]	3,933,257
4,585,711	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,6,7]	4,137,334
1,250,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[3,4,6]	1,255,545
800,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 8.261% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,6]	802,140
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.511% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,646,685
1,858,411	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	1,862,691
570,127	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.438% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,6]	570,957
	Discover Card Execution Note Trust
1,420,000	Series 2022-A4, Class A, 5.030%, 10/15/2027[3]	1,422,224
4,295,000	Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	4,292,024
3,853,000	DLLAA Series 2023-1A, Class A3, 5.640%, 2/22/2028[3,6]	3,901,598
2,500,000	Dryden 124 Euro CLO 2024 DAC Series 2024-124X, Class B2, 5.100%, 12/20/2037[3,8]	2,944,988
1,000,000	Dryden CLO Ltd. Series 2020-86A, Class DR, 7.741% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,6]	996,492
2,000,000	Dryden Leveraged CLO 5.150%, 1/19/2038	2,412,637

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden Senior Loan Fund
13,042	Series 2013-30A, Class AR, 5.408% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,6]	$13,032
1,500,000	Series 2017-49A, Class DR, 7.931% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,6]	1,503,301
1,000,000	Series 2015-41A, Class DR, 7.118% (3-Month Term SOFR+286.16 basis points), 4/15/2031[3,4,6]	1,000,166
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 7.031% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,6]	1,504,143
2,250,000	Series 2013-1A, Class D3R, 11.318% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,6]	2,206,667
1,000,000	Series 2020-2A, Class ER2, 10.756% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,6]	1,003,801
1,306,773	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.189% (3-Month Term SOFR+92 basis points), 10/20/2031[3,4,6]	1,306,374
	Ellington Financial Mortgage Trust
3,854,034	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,6,7]	3,225,468
3,961,926	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,6,7]	3,295,031
	Elmwood CLO Ltd.
5,000,000	Series 2020-3A, Class ARR, 5.649% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	5,007,076
1,750,000	Series 2019-3A, Class A1RR, 5.649% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	1,755,335
1,000,000	Series 2021-3A, Class AR2, 0.000% (3-Month Term SOFR+130 basis points), 7/20/2038[3,4,6]	1,000,000
1,500,000	Series 2021-3A, Class DR2, 0.000% (3-Month Term SOFR+305 basis points), 7/20/2038[3,4,6]	1,500,000
	Empower CLO Ltd.
2,000,000	Series 2022-1A, Class A1R, 5.659% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,6]	2,006,010
3,750,000	Series 2025-1A, Class A, 5.637% (3-Month Term SOFR+131 basis points), 7/20/2038[3,4,6]	3,753,469
1,000,000	Series 2025-1A, Class D1, 7.277% (3-Month Term SOFR+295 basis points), 7/20/2038[3,4,6]	1,002,289
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 10.772% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,6]	1,000,266
1,000,000	Series 2023-2A, Class E, 12.086% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,6]	1,016,293

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,030,000	Ford Credit Auto Owner Trust Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	$1,030,696
4,755,000	Ford Credit Floorplan Master Owner Trust A Series 2023-1, Class A1, 4.920%, 5/15/2028[3,6]	4,777,215
1,000,000	Galaxy CLO Ltd. Series 2023-32A, Class E, 11.599% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,6]	1,016,225
	GM Financial Automobile Leasing Trust
280,110	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	280,265
854,509	Series 2023-2, Class A3, 5.050%, 7/20/2026[3]	855,015
1,915,180	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	1,913,125
6,375,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	6,395,400
1,185,000	Series 2025-2, Class A2A, 4.550%, 7/20/2027[3]	1,188,325
	GM Financial Consumer Automobile Receivables Trust
5,041	Series 2021-4, Class A3, 0.680%, 9/16/2026[3]	5,033
770,000	Series 2025-2, Class A2A, 4.400%, 2/16/2028[3]	770,987
3,725,585	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	3,749,846
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.486% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,165,116
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2019-5A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,6]	1,004,972
500,000	Series 2020-7A, Class FR, 12.281% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,6]	492,146
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 5.782% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,6]	2,002,966
	Golub Capital Partners Static Ltd.
1,000,000	Series 2024-1A, Class E, 10.769% (3-Month Term SOFR+650 basis points), 4/20/2033[3,4,6]	1,000,000
3,100,000	Series 2024-1A, Class AR, 0.000% (3-Month Term SOFR+112 basis points), 7/20/2035[3,4,6]	3,100,000
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 7.018% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,6]	1,903,744
5,000,000	Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.370%, 3/15/2029[3]	5,054,995
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 3.579% (3-Month Euribor+130 basis points), 10/15/2031[3,4,6]	1,176,645

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DR3, 7.256% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,6]	$995,408
	Honda Auto Receivables Owner Trust
4,500,000	Series 2024-2, Class A3, 5.270%, 11/20/2028[3]	4,555,454
4,500,000	Series 2023-3, Class A4, 5.300%, 12/18/2029[3]	4,553,208
	Honda Auto Receivables Trust
4,500,000	Series 2025-A, Class A2A, 4.330%, 12/15/2027[3]	4,498,322
1,605,000	Series 2025-2, Class A2A, 4.300%, 1/18/2028[3]	1,603,992
2,250,000	HPS Loan Management Ltd. Series 15A-19, Class ER, 11.072% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,6]	2,261,612
	Hyundai Auto Lease Securitization Trust
1,879,283	Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,6]	1,881,100
4,500,000	Series 2024-B, Class A3, 5.410%, 5/17/2027[3,6]	4,536,882
1,660,000	Series 2025-B, Class A2A, 4.580%, 9/15/2027[3,6]	1,666,188
	Hyundai Auto Receivables Trust
1,205,000	Series 2025-B, Class A2A, 4.450%, 8/15/2028[3]	1,207,679
4,381,000	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	4,430,050
	John Deere Owner Trust
686,433	Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	688,365
1,335,000	Series 2025-A, Class A2A, 4.230%, 3/15/2028[3]	1,334,431
280,592	KKR CLO Ltd. Series 18, Class AR, 5.471% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,6]	280,940
1,095,000	Kubota Credit Owner Trust Series 2025-2A, Class A2, 4.480%, 4/17/2028[3,6]	1,094,868
130,852	LCM Ltd. Series 24A, Class AR, 5.511% (3-Month Term SOFR+124.16 basis points), 3/20/2030[3,4,6]	130,922
	Madison Park Funding Ltd.
769,600	Series 9A, Class DR, 8.192% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,6]	773,188
1,793,225	Series 2019-35A, Class A1R, 5.521% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,6]	1,796,789
	Magnetite Ltd.
500,000	Series 2015-12A, Class ER, 10.198% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,6]	498,748
1,000,000	Series 2020-25A, Class E, 10.893% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,6]	1,011,815

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.519% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,6]	$1,509,006
	Mercedes-Benz Auto Lease Trust
3,345,421	Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	3,346,301
1,750,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	1,772,015
881,596	Milos CLO Ltd. Series 2017-1A, Class AR, 5.601% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,6]	882,823
2,500,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-16A, Class E, 11.106% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,6]	2,524,586
1,500,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 8.458% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,6]	1,505,762
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 11.110% (3-Month Term SOFR+683 basis points), 4/15/2038[3,4,6]	1,019,886
5,000,000	Series 2017-16SA, Class A1R2, 5.490% (3-Month Term SOFR+118 basis points), 4/15/2039[3,4,6]	4,998,804
1,000,000	Series 2017-16SA, Class D1R2, 7.010% (3-Month Term SOFR+270 basis points), 4/15/2039[3,4,6]	1,004,784
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D1R, 7.469% (3-Month Term SOFR+320 basis points), 10/20/2038[3,4,6]	998,513
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.263% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,180,682
	New Mountain CLO Ltd.
1,000,000	Series CLO-5A, Class E, 11.119% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,6]	1,000,000
1,750,000	Series CLO-6A, Class D1, 7.356% (3-Month Term SOFR+310 basis points), 10/15/2037[3,4,6]	1,757,744
1,000,000	Series CLO-4A, Class BR, 6.335% (3-Month Term SOFR+205 basis points), 3/20/2038[3,4,6]	1,007,911
	Newark BSL CLO Ltd.
508,292	Series 2016-1A, Class A1R, 5.644% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,6]	508,813
750,000	Series 2016-1A, Class DR, 10.794% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,6]	739,274
4,558,878	Nissan Auto Lease Trust Series 2024-B, Class A2A, 5.050%, 6/15/2027[3]	4,573,334

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Nissan Auto Receivables Owner Trust
1,707,711	Series 2021-A, Class A4, 0.570%, 9/15/2027[3]	$1,695,547
4,400,000	Series 2024-A, Class A3, 5.280%, 12/15/2028[3]	4,451,806
2,000,000	Oaktree CLO Ltd. Series 2019-3A, Class A1R2, 5.649% (3-Month Term SOFR+138 basis points), 1/20/2038[3,4,6]	2,004,582
1,060,867	OBX Trust Series 2020-INV1, Class A11, 5.334% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,6]	1,008,002
	OCP CLO Ltd.
383,049	Series 2014-5A, Class A1R, 5.624% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,6]	383,471
1,500,000	Series 2023-30A, Class E, 11.365% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,6]	1,521,412
4,500,000	Series 2024-31A, Class A1, 5.899% (3-Month Term SOFR+163 basis points), 4/20/2037[3,4,6]	4,509,964
1,500,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,6]	1,518,135
895,000	Series 2024-32A, Class E, 11.039% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,6]	910,229
3,000,000	Series 2017-14A, Class A1R, 5.639% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,6]	3,002,898
4,000,000	Series 2022-25A, Class A1R, 5.689% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,6]	4,018,000
1,500,000	Series 2019-17A, Class BR2, 6.019% (3-Month Term SOFR+175 basis points), 7/20/2037[3,4,6]	1,506,563
1,000,000	Series 2020-18A, Class ER2, 10.519% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,6]	1,014,117
3,500,000	Series 2017-13A, Class AR2, 5.609% (3-Month Term SOFR+134 basis points), 11/26/2037[3,4,6]	3,510,439
1,500,000	OCP Euro 2025-12 DAC Series 2025-12A, Class B2, 4.700%, 1/20/2038[3,6]	1,765,191
750,000	Octagon Investment Partners Ltd. Series 2014-1A, Class DRR, 7.284% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,6]	752,086
1,000,000	OHA Credit Funding Ltd. Series 2022-11A, Class B1R, 5.869% (3-Month Term SOFR+160 basis points), 7/19/2037[3,4,6]	1,004,118
	OZLM Ltd.
2,000,000	Series 2014-6A, Class CT, 7.180% (3-Month Term SOFR+290 basis points), 4/17/2031[3,4,6]	2,004,422
2,001,347	Series 2014-9A, Class A1A4, 5.469% (3-Month Term SOFR+120 basis points), 10/20/2031[3,4,6]	2,004,421

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Penta CLO DAC Series 2017-3X, Class CRR, 4.263% (3-Month Euribor+200 basis points), 10/17/2038[3,4]	$1,761,914
1,080,000	Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.600%, 12/20/2027[3,6]	1,082,596
	Post CLO Ltd.
1,250,000	Series 2021-1A, Class DR, 7.256% (3-Month Term SOFR+300 basis points), 10/15/2034[3,4,6]	1,246,945
4,500,000	Series 2022-1A, Class A, 5.652% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,6]	4,510,236
4,000,000	Series 2023-1A, Class A, 6.222% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,6]	4,006,859
2,000,000	Series 2023-1A, Class D, 9.522% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,6]	2,008,816
5,000,000	Series 2024-1A, Class A1, 5.869% (3-Month Term SOFR+160 basis points), 4/20/2037[3,4,6]	5,010,558
1,000,000	Series 2018-1A, Class D1R, 7.661% (3-Month Term SOFR+340 basis points), 10/16/2037[3,4,6]	1,011,861
1,000,000	Series 2024-2A, Class E, 10.956% (3-Month Term SOFR+650 basis points), 1/20/2038[3,4,6]	1,025,382
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 13.001% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,6]	904,485
	Regatta Funding Ltd.
3,589,926	Series 2018-2A, Class A1R, 5.356% (3-Month Term SOFR+110 basis points), 7/15/2031[3,4,6]	3,592,901
1,000,000	Series 2019-2A, Class ER, 11.356% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,6]	1,007,683
1,500,000	Series 2016-1A, Class DR2, 7.631% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,6]	1,502,746
2,000,000	Series 2016-1A, Class A1R2, 5.731% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,6]	2,003,846
2,000,000	Series 2016-1A, Class ER2, 10.981% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,6]	2,011,622
1,357,244	Romark WM-R Ltd. Series 2018-1A, Class A1, 5.561% (3-Month Term SOFR+129.16 basis points), 4/20/2031[3,4,6]	1,358,718
5,183,045	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A3, 5.470%, 10/20/2028[3,6]	5,218,372
2,250,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.373% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,6]	2,258,463

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Silver Point CLO Ltd.
1,000,000	Series 2024-6A, Class D1, 7.556% (3-Month Term SOFR+330 basis points), 10/15/2037[3,4,6]	$993,492
2,000,000	Series 2025-9A, Class A1, 5.808% (3-Month Term SOFR+152 basis points), 3/31/2038[3,4,6]	2,008,961
1,000,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.919% (3-Month Term SOFR+265 basis points), 4/21/2038[3,4,6]	999,393
1,500,000	Sound Point CLO Ltd. Series 2019-3A, Class DR, 8.043% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,6]	1,440,864
	Symphony CLO Ltd.
1,480,862	Series 2019-21A, Class AR2, 5.156% (3-Month Term SOFR+90 basis points), 7/15/2032[3,4,6]	1,477,782
2,500,000	Series 2021-25A, Class A, 5.511% (3-Month Term SOFR+124.16 basis points), 4/19/2034[3,4,6]	2,503,117
2,070,970	TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 5.523% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,6]	2,072,533
	Tesla Auto Lease Trust
772,122	Series 2023-A, Class A3, 5.890%, 6/22/2026[3,6]	772,883
1,750,000	Series 2024-A, Class A4, 5.310%, 12/20/2027[3,6]	1,764,938
	THL Credit Wind River CLO Ltd.
1,000,000	Series 2013-2A, Class DR, 7.481% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,6]	1,002,854
26,850	Series 2014-2A, Class AR, 5.658% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,6]	26,887
	Toyota Auto Receivables Owner Trust
5,665,000	Series 2025-A, Class A2A, 4.480%, 11/15/2027[3]	5,662,230
1,660,000	Series 2025-B, Class A2A, 4.460%, 3/15/2028[3]	1,662,907
	Toyota Lease Owner Trust
4,728,097	Series 2024-A, Class A3, 5.250%, 4/20/2027[3,6]	4,750,480
4,295,000	Series 2024-B, Class A3, 4.210%, 9/20/2027[3,6]	4,294,820
	TRESTLES CLO Ltd.
4,000,000	Series 2017-1A, Class A1RR, 5.742% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,6]	4,019,080
3,000,000	Series 2018-2A, Class A1R, 5.852% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,6]	3,007,152
2,000,000	Series 2023-6A, Class A1R, 5.454% (3-Month Term SOFR+118 basis points), 4/25/2038[3,4,6]	1,997,735

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Trinitas CLO Ltd.
3,000,000	Series 2024-29A, Class A1, 5.769% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,6]	$3,017,081
1,250,000	Series 2022-21A, Class C1R, 6.266% (3-Month Term SOFR+195 basis points), 4/20/2038[3,4,6]	1,230,999
1,090,000	USB Auto Owner Trust Series 2025-1A, Class A2, 4.510%, 6/15/2028[3,6]	1,092,673
1,763,198	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.280% (3-Month Term SOFR+100 basis points), 7/30/2032[3,4,6]	1,759,374
1,250,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.119% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,6]	1,247,382
4,941,000	Verizon Communications, Inc. Series 2024-1, Class A1A, 5.000%, 12/20/2028[3]	4,951,880
1,375,075	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,6,7]	1,184,672
4,904	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,6,7]	4,890
2,525,000	Volkswagen Auto Lease Trust Series 2025-A, Class A2A, 4.430%, 12/20/2027[3]	2,532,598
2,871,715	Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	2,874,779
	Voya CLO Ltd.
1,250,000	Series 2017-1A, Class C, 7.871% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,6]	1,254,620
221,705	Series 2017-2A, Class A1R, 5.498% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	221,851
1,000,000	Series 2013-1A, Class CR, 7.468% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,6]	1,004,025
1,000,000	Series 2014-1A, Class CR2, 7.331% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,6]	1,004,787
2,000,000	Series 2013-2A, Class CR, 7.293% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,6]	2,007,317
1,500,000	Series 2018-3A, Class CR2, 6.606% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,6]	1,507,563
2,500,000	Series 2016-3A, Class CR, 7.781% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,6]	2,487,976
2,361,877	Series 2015-3A, Class A1R3, 5.422% (3-Month Term SOFR+115 basis points), 10/20/2031[3,4,6]	2,364,852
1,250,000	Series 2022-3A, Class ER, 12.269% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,6]	1,266,242

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2020-3A, Class ARR, 5.519% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,6]	$1,501,067
3,000,000	Series 2021-3A, Class A1R, 5.506% (3-Month Term SOFR+125 basis points), 4/15/2038[3,4,6]	3,005,780
2,000,000	Voya Euro CLO DAC Series 1A, Class B2R, 5.150%, 10/15/2037[3,6]	2,388,435
	Whitebox CLO Ltd.
1,000,000	Series 2023-4A, Class D1R, 8.185% (3-Month Term SOFR+390 basis points), 4/20/2036[3,4,6]	1,000,793
1,000,000	Series 2020-2A, Class A1R2, 5.655% (3-Month Term SOFR+138 basis points), 10/24/2037[3,4,6]	1,001,440
1,000,000	Series 2025-5A, Class B, 0.000% (3-Month Term SOFR+170 basis points), 7/20/2038[3,4,6]	1,000,000
4,908,000	World Omni Auto Receivables Trust Series 2024-A, Class A3, 4.860%, 3/15/2029[3]	4,936,731
	Total Asset-Backed Securities
	(Cost $476,375,773)	478,552,122
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
	BBCMS Mortgage Trust
2,518,266	Series 2019-BWAY, Class A, 5.382% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,6]	1,611,690
2,000,000	Series 2019-BWAY, Class D, 6.586% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,6]	17,500
3,025,000	BFLD Trust Series 2021-FPM, Class A, 6.026% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,6]	3,026,295
1,000,000	BPR Trust Series 2021-WILL, Class B, 7.426% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,6]	991,103
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[6]	2,025,996
1,000,000	Elmwood CLO Ltd. Series 2021-2A, Class D1R, 6.972% (3-Month Term SOFR+265 basis points), 4/20/2038[3,4,6]	997,302
587,745	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.357%, 5/28/2035[3,7]	577,923
2,995,771	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	2,614,377
15,770	Mellon Residential Funding Series 1999-TBC3, Class A2, 5.137%, 10/20/2029[3,7]	15,358

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 5.521% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,6]	$2,876,201
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[6,7]	82,705
	Total Commercial Mortgage-Backed Securities
	(Cost $19,250,748)	14,836,450
	CORPORATE — 26.4%
	BASIC MATERIALS — 0.9%
1,200,000	Celanese U.S. Holdings LLC 0.625%, 9/10/2028[3]	1,276,813
1,645,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,605,931
960,000	Novelis Corp. 3.875%, 8/15/2031[3,6]	863,376
1,700,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,6]	1,693,625
4,175,000	Sherwin-Williams Co. 3.450%, 6/1/2027[3]	4,120,287
		9,560,032
	COMMUNICATIONS — 2.6%
4,125,000	AT&T, Inc. 1.650%, 2/1/2028[3]	3,870,583
600,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 2/1/2028[3,6]	594,882
4,150,000	Comcast Corp. 5.350%, 11/15/2027[3]	4,260,328
1,950,000	Fibercop S.p.A. 5.125%, 6/30/2032[3]	2,303,924
1,664,000	Match Group, Inc. 4.625%, 6/1/2028[3,6]	1,624,480
1,500,000	Matterhorn Telecom S.A. 4.500%, 1/30/2030[3]	1,806,130
2,000,000	Netflix, Inc. 4.875%, 4/15/2028	2,042,352
4,200,000	T-Mobile USA, Inc. 4.750%, 2/1/2028[3]	4,201,869
	Verizon Communications, Inc.
2,025,000	4.125%, 3/16/2027	2,024,218
2,860,000	4.329%, 9/21/2028	2,872,558

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
1,854,000	Zegona Finance PLC 8.625%, 7/15/2029[3,5,6]	$1,983,780
		27,585,104
	CONSUMER, CYCLICAL — 4.5%
1,275,000	1011778 BC ULC / New Red Finance, Inc. 4.375%, 1/15/2028[3,5,6]	1,251,527
	7-Eleven, Inc.
2,303,000	0.950%, 2/10/2026[3,6]	2,252,463
2,300,000	1.300%, 2/10/2028[3,6]	2,121,844
2,465,000	Air Canada 3.875%, 8/15/2026[3,5,6]	2,441,814
2,965,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[3,6]	2,902,041
	American Honda Finance Corp.
4,275,000	5.100% (SOFR+71 basis points), 1/9/2026[4]	4,281,109
1,000,000	4.940% (SOFR+55 basis points), 5/21/2026[4]	1,000,688
1,235,000	Beacon Roofing Supply, Inc. 6.750%, 4/30/2032[3,6]	1,275,387
2,175,000	BMW U.S. Capital LLC 3.625%, 4/18/2029[3,6]	2,108,017
1,100,000	Boyd Gaming Corp. 4.750%, 12/1/2027[3]	1,093,903
1,875,000	Ford Motor Credit Co. LLC 2.900%, 2/10/2029[3]	1,705,472
930,000	Forvia S.E. 8.000%, 6/15/2030[3,5,6]	952,088
1,950,000	General Motors Co. 6.800%, 10/1/2027[3]	2,031,227
2,019,000	General Motors Financial Co., Inc. 5.430% (SOFR+104 basis points), 2/26/2027[4]	2,014,475
240,000	Hyatt Hotels Corp. 5.250%, 6/30/2029[3]	244,249
2,446,000	Hyundai Capital America 2.750%, 9/27/2026[6]	2,391,645
1,325,000	International Game Technology PLC 5.250%, 1/15/2029[3,5,6]	1,315,062
4,605,000	Lowe’s Cos., Inc. 3.100%, 5/3/2027[3]	4,518,509
387,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,6]	387,750

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
4,150,000	Starbucks Corp. 4.850%, 2/8/2027[3]	$4,188,055
	Toyota Motor Credit Corp.
1,450,000	4.783% (SOFR Index+45 basis points), 4/10/2026[4]	1,451,743
930,000	5.199% (SOFR Index+89 basis points), 5/18/2026[4]	934,666
1,650,000	5.160% (SOFR+77 basis points), 8/7/2026[4]	1,657,415
1,309,000	VOC Escrow Ltd. 5.000%, 2/15/2028[3,5,6]	1,305,727
1,650,000	Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/2028[3,6]	1,615,167
		47,442,043
	CONSUMER, NON-CYCLICAL — 5.3%
4,100,000	AbbVie, Inc. 4.250%, 11/14/2028[3]	4,120,803
	Amgen, Inc.
2,750,000	2.200%, 2/21/2027[3]	2,661,307
1,670,000	5.150%, 3/2/2028[3]	1,706,855
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,6]	1,992,700
2,452,000	Block, Inc. 6.500%, 5/15/2032[3]	2,531,391
1,500,000	CVS Health Corp. 4.300%, 3/25/2028[3]	1,494,109
1,950,000	Elevance Health, Inc. 3.650%, 12/1/2027[3]	1,927,431
4,085,000	GE HealthCare Technologies, Inc. 5.650%, 11/15/2027[3]	4,209,707
2,975,000	Haleon U.S. Capital LLC 3.375%, 3/24/2027[3]	2,932,904
1,855,000	HCA, Inc. 5.200%, 6/1/2028[3]	1,895,595
	IQVIA, Inc.
1,360,000	5.700%, 5/15/2028[3]	1,395,448
1,000,000	2.250%, 3/15/2029[3]	1,129,867
735,000	6.500%, 5/15/2030[3,6]	758,283
225,000	6.250%, 6/1/2032[3,6]	231,180
	Keurig Dr Pepper, Inc.
2,310,000	4.350%, 5/15/2028[3]	2,314,412
1,510,000	3.950%, 4/15/2029[3]	1,485,778

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,130,000	Mars, Inc. 4.600%, 3/1/2028[3,6]	$5,172,769
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,823,807
1,175,000	Medline Borrower LP 3.875%, 4/1/2029[3,6]	1,127,925
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,6]	1,658,319
2,500,000	Mondelez International, Inc. 2.625%, 3/17/2027[3]	2,436,430
4,075,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2028[3,5]	4,108,456
3,925,000	Roche Holdings, Inc. 1.930%, 12/13/2028[3,6]	3,657,445
1,850,000	Royalty Pharma PLC 2.200%, 9/2/2030[3,5]	1,640,452
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	747,374
		56,160,747
	ENERGY — 1.6%
1,575,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.250%, 4/1/2028[3,6]	1,584,844
2,490,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	2,487,276
	Enbridge, Inc.
3,700,000	3.700%, 7/15/2027[3,5]	3,655,104
1,450,000	6.200%, 11/15/2030[3,5]	1,551,910
355,000	Kinder Morgan, Inc. 5.150%, 6/1/2030[3]	362,608
1,245,000	NextEra Energy Partners LP 2.500%, 6/15/2026[6,9]	1,192,086
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,6]	1,393,301
2,925,000	ONEOK, Inc. 5.000%, 3/1/2026[3]	2,927,598
1,950,000	Venture Global Calcasieu Pass LLC 4.125%, 8/15/2031[3,6]	1,806,318
		16,961,045

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 1.1%
2,235,000	American Tower Corp. 3.375%, 10/15/2026[3]	$2,207,239
800,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,6]	777,140
3,505,000	Digital Realty Trust LP 3.700%, 8/15/2027[3]	3,462,046
3,000,000	Intercontinental Exchange, Inc. 4.000%, 9/15/2027[3]	2,987,910
1,920,000	Mastercard, Inc. 4.745% (SOFR Index+44 basis points), 3/15/2028[4]	1,924,257
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[6]	589,489
		11,948,081
	INDUSTRIAL — 4.3%
1,600,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[3,6]	1,588,475
2,090,000	Amphenol Corp. 4.350%, 6/1/2029[3]	2,099,635
	Caterpillar Financial Services Corp.
1,810,000	4.769% (SOFR+46 basis points), 2/27/2026[4]	1,812,720
1,525,000	4.770% (SOFR+38 basis points), 1/7/2027[4]	1,525,110
1,475,000	4.910% (SOFR+52 basis points), 5/14/2027[4]	1,476,587
575,000	Clean Harbors, Inc. 5.125%, 7/15/2029[3,6]	569,510
890,000	Crown Americas LLC 5.875%, 6/1/2033[3,6]	896,639
1,785,000	Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 9/30/2026[3]	1,776,114
1,600,000	CSX Corp. 3.800%, 3/1/2028[3]	1,585,901
2,125,000	GFL Environmental, Inc. 6.750%, 1/15/2031[3,5,6]	2,226,305
1,975,000	Graphic Packaging International LLC 3.500%, 3/15/2028[3,6]	1,891,063
4,265,000	John Deere Capital Corp. 4.830% (SOFR+44 basis points), 3/6/2026[4]	4,271,129
3,745,000	MasTec, Inc. 4.500%, 8/15/2028[3,6]	3,696,180
1,061,000	Mueller Water Products, Inc. 4.000%, 6/15/2029[3,6]	1,019,381

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
2,050,000	Parker-Hannifin Corp. 4.250%, 9/15/2027[3]	$2,055,607
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	572,132
	Silgan Holdings, Inc.
1,013,000	1.400%, 4/1/2026[3,6]	985,855
1,750,000	2.250%, 6/1/2028[3]	1,997,472
1,885,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,6]	1,882,644
1,445,000	Standard Industries, Inc. 4.750%, 1/15/2028[3,6]	1,428,744
4,775,000	Veralto Corp. 5.500%, 9/18/2026[3]	4,833,169
1,109,000	Vertiv Group Corp. 4.125%, 11/15/2028[3,6]	1,082,274
4,296,000	Waste Management, Inc. 4.875%, 2/15/2029[3]	4,402,425
		45,675,071
	TECHNOLOGY — 3.2%
1,551,000	AppLovin Corp. 5.125%, 12/1/2029[3]	1,571,639
4,300,000	Broadcom Corp. 3.875%, 1/15/2027[3,5]	4,271,977
	Dell International LLC / EMC Corp.
2,700,000	5.250%, 2/1/2028[3]	2,765,084
1,673,000	5.300%, 10/1/2029[3]	1,722,263
3,765,000	Entegris, Inc. 4.750%, 4/15/2029[3,6]	3,726,714
1,240,000	Fair Isaac Corp. 6.000%, 5/15/2033[3,6]	1,254,466
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,708,008
3,875,000	Gartner, Inc. 4.500%, 7/1/2028[3,6]	3,837,413
2,846,000	Micron Technology, Inc. 5.327%, 2/6/2029[3]	2,914,150
1,253,000	ON Semiconductor Corp. 3.875%, 9/1/2028[3,6]	1,213,178
	Oracle Corp.
3,725,000	2.300%, 3/25/2028[3]	3,536,277

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
1,825,000	5.150% (SOFR+76 basis points), 8/3/2028[4]	$1,833,694
2,612,000	QUALCOMM, Inc. 3.250%, 5/20/2027[3]	2,580,363
		33,935,226
	UTILITIES — 2.9%
	AES Corp.
2,685,000	1.375%, 1/15/2026[3]	2,634,251
1,000,000	5.450%, 6/1/2028[3]	1,022,151
1,672,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,5,6]	1,603,888
2,334,000	Calpine Corp. 4.500%, 2/15/2028[3,6]	2,319,412
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	2,917,143
1,860,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[3,6]	1,843,725
3,910,000	DTE Energy Co. 4.950%, 7/1/2027[3]	3,956,787
3,215,000	Duke Energy Corp. 3.150%, 8/15/2027[3]	3,150,996
2,200,000	Eversource Energy 5.450%, 3/1/2028[3]	2,257,682
	NextEra Energy Capital Holdings, Inc.
890,000	5.083% (SOFR Index+76 basis points), 1/29/2026[4]	892,143
3,500,000	3.550%, 5/1/2027[3]	3,452,946
	NRG Energy, Inc.
625,000	3.375%, 2/15/2029[3,6]	589,774
1,100,000	5.750%, 7/15/2029[3,6]	1,106,914
2,025,000	Southern Co. 5.113%, 8/1/2027	2,056,114
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	244,792
		30,048,718
	Total Corporate
	(Cost $276,271,357)	279,316,067
	U.S. GOVERNMENT — 17.7%
	United States Treasury Bill
10,500,000	0.000%, 7/10/2025	10,489,007

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
10,000,000	0.000%, 7/17/2025	$9,981,620
20,000,000	0.000%, 7/22/2025	19,951,500
5,000,000	0.000%, 8/7/2025	4,978,180
20,000,000	0.000%, 8/21/2025	19,877,940
10,000,000	0.000%, 9/4/2025	9,923,290
10,500,000	0.000%, 9/11/2025	10,411,097
20,000,000	0.000%, 9/16/2025	19,818,620
10,000,000	0.000%, 9/23/2025	9,901,950
10,000,000	0.000%, 10/16/2025	9,875,550
20,000,000	0.000%, 10/23/2025	19,735,420
	United States Treasury Note
22,950,000	3.500%, 1/31/2028	22,837,040
19,075,000	4.000%, 1/31/2029	19,251,596
	Total U.S. Government
	(Cost $186,263,556)	187,032,810
	Total Bonds
	(Cost $958,161,434)	959,737,449

Number of Shares
	EXCHANGE-TRADED FUNDS — 0.1%
22,716	Palmer Square CLO Senior Debt ETF[10]	459,999
19,201	Palmer Square Credit Opportunities ETF[10]	393,429
	Total Exchange-Traded Funds
	(Cost $855,798)	853,428
	SHORT-TERM INVESTMENTS — 3.2%
34,038,696	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.11%[11,12]	34,038,696
	Total Short-Term Investments
	(Cost $34,038,696)	34,038,696
	TOTAL INVESTMENTS — 99.5%
	(Cost $1,051,686,556)	1,053,411,756
	Other Assets in Excess of Liabilities — 0.5%	5,104,548
	TOTAL NET ASSETS — 100.0%	$1,058,516,304

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal Amount		Value
	SECURITIES SOLD SHORT — (0.4)%
	BONDS — (0.4)%
	U.S. GOVERNMENT — (0.4)%
$(3,825,000)	United States Treasury Note 4.000%, 7/31/2029	$(3,861,605)
	Total U.S. Government
	(Proceeds $3,865,250)	(3,861,605)
	Total Bonds
	(Proceeds $3,865,250)	(3,861,605)
	Total Securities Sold Short
	(Proceeds $3,865,250)	$(3,861,605)

EUR –	Euro
ETF –	Exchange-Traded Fund

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $430,487,252 which represents 40.67% of total net assets of the Fund.
[7]	Variable rate security.
[8]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9]	Convertible security.
[10]	Affiliated company.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,005, which represents 0.00% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
(36)	U.S. 10 Year Treasury Note	Sept 2025	$(4,036,500)	$(53,437)
TOTAL FUTURES CONTRACTS			$(4,036,500)	$(53,437)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	June 30, 2025	(Depreciation)
Euro	JP Morgan	EUR per USD	10/15/2025	(2,000,000)	(2,216,110)	(2,372,286)	(156,176)
Euro	JP Morgan	EUR per USD	12/2/2025	(2,000,000)	(2,143,334)	(2,379,670)	(236,336)
Euro	JP Morgan	EUR per USD	2/17/2026	(1,500,000)	(1,603,895)	(1,790,385)	(186,491)
Euro	JP Morgan	EUR per USD	3/27/2026	(1,500,000)	(1,651,731)	(1,794,276)	(142,545)
Euro	JP Morgan	EUR per USD	4/22/2026	(1,500,000)	(1,734,051)	(1,796,948)	(62,897)
Euro	JP Morgan	EUR per USD	7/24/2025	(9,600,000)	(10,923,766)	(11,328,182)	(404,416)
Euro	JP Morgan	EUR per USD	9/5/2025	(2,250,000)	(2,582,300)	(2,662,373)	(80,073)
Euro	JP Morgan	EUR per USD	9/25/2025	(4,655,000)	(5,425,341)	(5,515,536)	(90,195)
					(28,280,528)	(29,639,657)	(1,359,129)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(28,280,528)	$(29,639,657)	$(1,359,129)

EUR – Euro

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025

Principal
Amount[1]		Value
	BANK LOANS — 1.4%
250,000	Hilton Domestic Operating Co., Inc. 6.069% (1-Month Term SOFR+175 basis points), 11/8/2030[2,3,4]	$251,133
244,885	KFC Holding Co. 6.179% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	246,377
242,439	Trans Union LLC 6.077% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	243,018
231,600	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	232,461
	TOTAL BANK LOANS
	(Cost $959,736)	972,989
	BONDS — 96.2%
	ASSET-BACKED SECURITIES — 61.1%
638,948	Allegro CLO VII Ltd. Series 2018-1A, Class AR, 5.386% (3-Month Term SOFR+113 basis points), 6/13/2031[3,4,5]	639,569
32,311	AMMC CLO 15 Ltd Series 2014-15A, Class AR3, 5.638% (3-Month Term SOFR+138.16 basis points), 1/15/2032[3,4,5]	32,330
	Apidos CLO
271,809	Series 2013-15A, Class A1RR, 5.541% (3-Month Term SOFR+127.16 basis points), 4/20/2031[3,4,5]	272,110
1,000,000	Series 2015-23A, Class ARR, 5.306% (3-Month Term SOFR+105 basis points), 4/15/2033[3,4,5]	1,000,106
640,000	BA Credit Card Trust Series 2022-A2, Class A2, 5.000%, 4/15/2028[3]	641,281
610,000	Barings Equipment Finance LLC Series 2025-A, Class A2, 4.640%, 10/13/2028[3,5]	611,769
1,415,310	Battalion Clo XV Ltd. Series 2020-15A, Class A1RR, 5.260% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,5]	1,411,969
281,242	BlueMountain Fuji U.S. CLO Series 2017-2A, Class A1AR, 5.531% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,5]	281,861
48,588	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	48,763
260,000	Capital One Multi-Asset Execution Trust Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	260,331
	Capital One Prime Auto Receivables Trust
9,377	Series 2021-1, Class A3, 0.770%, 9/15/2026[3]	9,362
172,477	Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	171,930
1,435,944	Carlyle Global Market Strategies CLO 2015-5 Ltd. Series 2015-5A, Class A1R3, 5.369% (3-Month Term SOFR+110 basis points), 1/20/2032[3,4,5]	1,435,245

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,464,382	CarVal CLO II Ltd. Series 2019-1A, Class AR2, 5.289% (3-Month Term SOFR+102 basis points), 4/20/2032[3,4,5]	$1,464,052
230,000	Chase Issuance Trust Series 2022-A1, Class A, 3.970%, 9/15/2027[3]	229,768
	CIFC Funding Ltd.
1,698,752	Series 2013-3RA, Class A1R, 5.275% (3-Month Term SOFR+100 basis points), 4/24/2031[3,4,5]	1,698,547
623,510	Series 2018-3A, Class A, 5.631% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,5]	624,107
933,000	Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.230%, 12/8/2027[3]	935,935
	Citizens Auto Receivables Trust
109,018	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,5]	109,107
320,000	Series 2024-1, Class A3, 5.110%, 4/17/2028[3,5]	321,808
	Discover Card Execution Note Trust
220,000	Series 2022-A4, Class A, 5.030%, 10/15/2027[3]	220,345
200,000	Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	199,861
585,000	DLLAA Series 2023-1A, Class A3, 5.640%, 2/22/2028[3,5]	592,379
1,000,000	Dryden CLO Ltd. Series 2020-86A, Class A1R, 5.641% (3-Month Term SOFR+136.16 basis points), 7/17/2034[3,4,5]	1,001,714
	Dryden Senior Loan Fund
15,650	Series 2013-30A, Class AR, 5.408% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,5]	15,638
1,000,000	Series 2013-26A, Class BR, 5.968% (3-Month Term SOFR+171.16 basis points), 4/15/2029[3,4,5]	1,003,697
1,152,893	Series 2016-45A, Class A1RR, 5.336% (3-Month Term SOFR+108 basis points), 10/15/2030[3,4,5]	1,153,987
173,725	Series 2015-41A, Class AR, 5.488% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,5]	173,794
1,000,000	Series 2016-43A, Class AR3, 5.339% (3-Month Term SOFR+107 basis points), 4/20/2034[3,4,5]	1,000,254
653,386	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.189% (3-Month Term SOFR+92 basis points), 10/20/2031[3,4,5]	653,187
500,000	Elmwood CLO Ltd. Series 2021-3A, Class AR2, 0.000% (3-Month Term SOFR+130 basis points), 7/20/2038[3,4,5]	500,000
50,000	Ford Credit Auto Owner Trust Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	50,034

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
75,249	Galaxy CLO Ltd. Series 2015-20A, Class AR, 5.531% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,5]	$75,315
	GM Financial Automobile Leasing Trust
93,370	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	93,422
68,704	Series 2023-2, Class A3, 5.050%, 7/20/2026[3]	68,745
161,575	Series 2024-2, Class A2A, 5.430%, 9/21/2026[3]	161,943
151,618	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	151,456
780,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	782,496
75,000	Series 2025-2, Class A2A, 4.550%, 7/20/2027[3]	75,210
	GM Financial Consumer Automobile Receivables Trust
201,739	Series 2022-2, Class A3, 3.100%, 2/16/2027[3]	201,057
50,000	Series 2025-2, Class A2A, 4.400%, 2/16/2028[3]	50,064
426,207	Series 2023-2, Class A3, 4.470%, 2/16/2028[3]	426,171
628,412	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	632,504
	Golub Capital Partners Ltd.
633,229	Series 2024-1A, Class A1, 5.499% (3-Month Term SOFR+123 basis points), 4/20/2033[3,4,5]	633,229
2,000,000	Series 2024-1A, Class AR, 0.000% (3-Month Term SOFR+112 basis points), 7/20/2035[3,4,5]	2,000,000
	Honda Auto Receivables Trust
235,000	Series 2025-A, Class A2A, 4.330%, 12/15/2027[3]	234,912
100,000	Series 2025-2, Class A2A, 4.300%, 1/18/2028[3]	99,937
451,467	Series 2023-3, Class A3, 5.410%, 2/18/2028[3]	454,452
	Hyundai Auto Lease Securitization Trust
97,578	Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,5]	97,673
105,000	Series 2025-B, Class A2A, 4.580%, 9/15/2027[3,5]	105,391
	Hyundai Auto Receivables Trust
75,000	Series 2025-B, Class A2A, 4.450%, 8/15/2028[3]	75,167
235,000	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	237,631
	John Deere Owner Trust
90,404	Series 2024-A, Class A2A, 5.190%, 2/16/2027[3]	90,530
76,022	Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	76,236
70,000	Series 2025-A, Class A2A, 4.230%, 3/15/2028[3]	69,970
65,000	Kubota Credit Owner Trust Series 2025-2A, Class A2, 4.480%, 4/17/2028[3,5]	64,992
1,040,000	LCM LP Series 18A, Class BR, 6.131% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,5]	1,044,889

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
88,560	Series 14A, Class AR, 5.571% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,5]	$88,668
1,000,000	Madison Park Funding Ltd. Series 2014-14A, Class BR4, 5.772% (3-Month Term SOFR+150 basis points), 10/22/2030[3,4,5]	1,000,525
1,793,225	Series 2019-35A, Class A1R, 5.521% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,5]	1,796,789
	Mercedes-Benz Auto Lease Trust
141,738	Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	141,775
332,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	336,177
	Nissan Auto Lease Trust
229,004	Series 2024-B, Class A2A, 5.050%, 6/15/2027[3]	229,730
1,000,000	OZLM Ltd. Series 2017-17A, Class A2AR, 5.769% (3-Month Term SOFR+150 basis points), 7/20/2030[3,4,5]	1,000,279
1,000,000	Series 2014-6A, Class B1T, 6.280% (3-Month Term SOFR+200 basis points), 4/17/2031[3,4,5]	1,002,343
65,000	Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.600%, 12/20/2027[3,5]	65,156
1,538,540	Regatta Funding Ltd. Series 2018-2A, Class A1R, 5.356% (3-Month Term SOFR+110 basis points), 7/15/2031[3,4,5]	1,539,815
384,169	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 5.684% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,5]	384,988
	Symphony CLO Ltd.
493,621	Series 2019-21A, Class AR2, 5.156% (3-Month Term SOFR+90 basis points), 7/15/2032[3,4,5]	492,594
1,000,000	Series 2021-25A, Class A, 5.511% (3-Month Term SOFR+124.16 basis points), 4/19/2034[3,4,5]	1,001,247
313,022	Tesla Auto Lease Trust Series 2023-A, Class A3, 5.890%, 6/22/2026[3,5]	313,331
	Toyota Auto Receivables Owner Trust
255,000	Series 2025-A, Class A2A, 4.480%, 11/15/2027[3]	254,875
105,000	Series 2025-B, Class A2A, 4.460%, 3/15/2028[3]	105,184
	Toyota Lease Owner Trust
212,547	Series 2024-A, Class A3, 5.250%, 4/20/2027[3,5]	213,554
255,000	Series 2024-B, Class A3, 4.210%, 9/20/2027[3,5]	254,989
65,000	USB Auto Owner Trust Series 2025-1A, Class A2, 4.510%, 6/15/2028[3,5]	65,159

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
881,599	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.280% (3-Month Term SOFR+100 basis points), 7/30/2032[3,4,5]	$879,687
300,000	Verizon Communications, Inc. Series 2024-1, Class A1A, 5.000%, 12/20/2028[3]	300,661
155,000	Volkswagen Auto Lease Trust Series 2025-A, Class A2A, 4.430%, 12/20/2027[3]	155,466
133,675	Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	133,818
	Voya CLO Ltd.
78,220	Series 2017-1A, Class A1R, 5.491% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,5]	78,270
126,689	Series 2017-2A, Class A1R, 5.498% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,5]	126,772
234,124	Series 2013-2A, Class A1R, 5.513% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,5]	234,372
1,350,138	Series 2018-3A, Class A1R2, 5.456% (3-Month Term SOFR+120 basis points), 10/15/2031[3,4,5]	1,352,328
800,000	Series 2018-3A, Class CR2, 6.606% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,5]	804,034
1,000,000	Series 2020-3A, Class ARR, 5.519% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,5]	1,000,711
90,869	Wind River CLO Ltd. Series 2014-1A, Class ARR, 5.581% (3-Month Term SOFR+131.16 basis points), 7/18/2031[3,4,5]	90,920
305,000	World Omni Auto Receivables Trust Series 2024-A, Class A3, 4.860%, 3/15/2029[3]	306,786
	TOTAL ASSET-BACKED SECURITIES
	(Cost $42,449,149)	42,519,235
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
721,293	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	629,465
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $730,372)	629,465
	CORPORATE — 18.1%
	BASIC MATERIALS — 0.6%
250,000	PPG Industries, Inc. 1.200%, 3/15/2026[3]	244,258
200,000	Sherwin-Williams Co. 3.450%, 6/1/2027[3]	197,379
		441,637

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS — 2.8%
200,000	Amazon.com, Inc. 1.000%, 5/12/2026[3]	$194,809
200,000	AT&T, Inc. 1.700%, 3/25/2026[3]	196,023
250,000	Booking Holdings, Inc. 3.600%, 6/1/2026[3]	248,482
200,000	Comcast Corp. 3.150%, 3/1/2026[3]	198,440
250,000	eBay, Inc. 1.400%, 5/10/2026[3]	243,706
250,000	Meta Platforms, Inc. 3.500%, 8/15/2027[3]	247,659
250,000	T-Mobile USA, Inc. 2.250%, 2/15/2026[3]	246,285
200,000	TWDC Enterprises Corp. 1.850%, 7/30/2026	195,188
200,000	Verizon Communications, Inc. 4.125%, 3/16/2027	199,923
		1,970,515
	CONSUMER, CYCLICAL — 2.5%
200,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,5]	195,611
	American Honda Finance Corp.
275,000	5.100% (SOFR+71 basis points), 1/9/2026[4]	275,393
150,000	5.310% (SOFR+92 basis points), 1/12/2026[4]	150,500
250,000	BMW U.S. Capital LLC 2.800%, 4/11/2026[3,5]	246,945
	Home Depot, Inc.
75,000	5.100%, 12/24/2025	75,277
250,000	3.000%, 4/1/2026[3]	247,759
250,000	Starbucks Corp. 4.850%, 2/8/2027[3]	252,292
	Toyota Motor Credit Corp.
200,000	4.450%, 5/18/2026	200,388
90,000	5.199% (SOFR Index+89 basis points), 5/18/2026[4]	90,452
		1,734,617
	CONSUMER, NON-CYCLICAL — 4.2%
200,000	Amgen, Inc. 2.200%, 2/21/2027[3]	193,550

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
250,000	Astrazeneca Finance LLC 1.200%, 5/28/2026[3]	$243,405
250,000	Bristol-Myers Squibb Co. 3.200%, 6/15/2026[3]	247,731
200,000	CVS Health Corp. 1.300%, 8/21/2027[3]	187,548
200,000	Elevance Health, Inc. 3.650%, 12/1/2027[3]	197,685
250,000	GE HealthCare Technologies, Inc. 5.650%, 11/15/2027[3]	257,632
250,000	Gilead Sciences, Inc. 3.650%, 3/1/2026[3]	248,797
250,000	Haleon U.S. Capital LLC 3.375%, 3/24/2027[3]	246,463
250,000	Kroger Co. 3.500%, 2/1/2026[3]	248,517
200,000	Mondelez International, Inc. 2.625%, 3/17/2027[3]	194,914
200,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,6]	200,260
250,000	S&P Global, Inc. 2.450%, 3/1/2027[3]	243,381
200,000	Thermo Fisher Scientific, Inc. 4.953%, 8/10/2026[3]	201,603
		2,911,486
	ENERGY — 1.2%
225,000	Enbridge Energy Partners LP 5.875%, 10/15/2025[3]	225,204
200,000	MPLX LP 1.750%, 3/1/2026[3]	196,170
250,000	Sabine Pass Liquefaction LLC 5.875%, 6/30/2026[3]	251,391
165,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[3,6]	165,040
		837,805
	FINANCIAL — 1.1%
250,000	American Tower Corp. 3.375%, 10/15/2026[3]	246,895
250,000	Crown Castle, Inc. 1.050%, 7/15/2026[3]	240,840

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
200,000	Intercontinental Exchange, Inc. 4.000%, 9/15/2027[3]	$199,194
95,000	Mastercard, Inc. 4.745% (SOFR Index+44 basis points), 3/15/2028[4]	95,211
		782,140
	INDUSTRIAL — 1.1%
200,000	Caterpillar Financial Services Corp. 0.900%, 3/2/2026	195,625
	John Deere Capital Corp.
75,000	4.830% (SOFR+44 basis points), 3/6/2026[4]	75,108
340,000	5.087% (SOFR+79 basis points), 6/8/2026[4]	341,870
140,000	Veralto Corp. 5.500%, 9/18/2026[3]	141,706
		754,309
	TECHNOLOGY — 3.3%
200,000	Broadcom Corp. 3.875%, 1/15/2027[3,6]	198,696
250,000	Dell International LLC 4.900%, 10/1/2026[3]	251,185
250,000	Fidelity National Information Services, Inc. 1.150%, 3/1/2026[3]	244,623
250,000	Fiserv, Inc. 3.200%, 7/1/2026[3]	247,207
200,000	International Business Machines Corp. 4.000%, 7/27/2025	199,915
250,000	Microsoft Corp. 2.400%, 8/8/2026[3]	245,807
250,000	Oracle Corp. 2.650%, 7/15/2026[3]	245,553
250,000	salesforce.com, Inc. 3.700%, 4/11/2028[3]	248,330
200,000	VMware LLC 1.400%, 8/15/2026[3]	193,488
200,000	Workday, Inc. 3.500%, 4/1/2027[3]	197,505
		2,272,309
	UTILITIES — 1.3%
250,000	Duke Energy Corp. 2.650%, 9/1/2026[3]	245,386

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
225,000	Eversource Energy 0.800%, 8/15/2025[3]	$223,843
	NextEra Energy Capital Holdings, Inc.
60,000	5.083% (SOFR Index+76 basis points), 1/29/2026[4]	60,145
150,000	1.875%, 1/15/2027[3]	144,710
200,000	Southern Co. 5.113%, 8/1/2027	203,073
		877,157
	TOTAL CORPORATE
	(Cost $12,548,286)	12,581,975
	U.S. GOVERNMENT — 16.1%
	United States Treasury Bill
500,000	0.000%, 7/10/2025	499,477
750,000	0.000%, 7/17/2025	748,621
1,250,000	0.000%, 7/22/2025	1,246,969
3,250,000	0.000%, 8/21/2025	3,230,165
750,000	0.000%, 9/4/2025	744,247
1,000,000	0.000%, 9/11/2025	991,533
1,250,000	0.000%, 9/16/2025	1,238,664
1,500,000	0.000%, 9/23/2025	1,485,292
1,000,000	0.000%, 10/16/2025	987,555
	TOTAL U.S. GOVERNMENT
	(Cost $11,173,459)	11,172,523
	TOTAL BONDS
	(Cost $66,901,266)	66,903,198

Number
of Shares
	EXCHANGE-TRADED FUNDS — 0.3%
9,958	Palmer Square CLO Senior Debt ETF[7]	201,649
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $201,303)	201,649

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 5.6%
3,907,364	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.11%[8]	3,907,364
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,907,364)	3,907,364
	TOTAL INVESTMENTS — 103.5%
	(Cost $71,969,669)	71,985,200
	Liabilities in Excess of Other Assets — (3.5)%	(2,409,441)
	TOTAL NET ASSETS — 100.0%	$69,575,759

ETF – Exchange-Traded Fund

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $34,877,271 which represents 50.13% of total net assets of the Fund.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Affiliated company.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025

Assets:
Investments, at value (cost $1,050,830,758)	$1,052,558,328
Affiliated investments, at value (cost $855,798)	853,428
Cash	2,054,443
Cash held by broker for futures contracts	2,152,102
Cash held by broker for securities sold short and swap contracts	11,576,905
Receivables:
Investment securities sold	604,185
Fund shares sold	479,266
Interest	8,366,163
Prepaid expenses	22,958
Total assets	1,078,667,778

Liabilities:
Securities sold short, at value (proceeds $3,865,250)	3,861,605
Foreign currency due to custodian, at value (proceeds $1,060,683)	1,067,306
Payables:
Variation margin on futures contracts	53,437
Investment securities purchased	12,600,502
Fund shares redeemed	198,383
Unrealized depreciation on forward foreign currency exchange contracts	1,359,129
Advisory fees	428,267
Shareholder servicing fees - Class I (Note 6)	180,131
Fund administration and accounting fees	147,453
Transfer agent fees and expenses	16,993
Custody fees	15,431
Interest on securities sold short	63,820
Trustees’ deferred compensation (Note 3)	38,967
Commitment fees payable (Note 12)	36,749
Auditing fees	34,577
Chief Compliance Officer fees	2,692
Accrued other expenses	46,032
Total liabilities	20,151,474

Net Assets	$1,058,516,304

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,068,048,182
Total accumulated earnings (deficit)	(9,531,878)
Net Assets	$1,058,516,304

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$1,028,513,620
Shares of beneficial interest issued and outstanding	101,861,706
Offering and redemption price per share	$10.10

Class T Shares:
Net assets applicable to shares outstanding	$30,002,684
Shares of beneficial interest issued and outstanding	2,970,245
Offering and redemption price per share	$10.10

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $71,768,366)	$71,783,551
Investments in affiliated issuers, at value (cost $201,303)	201,649
Cash	1,884
Cash held at broker for futures contracts	34,450
Cash held at broker for securities sold short	147,347
Receivables:
Investment securities sold	1,940
Due from Advisor	6,563
Interest	465,323
Prepaid expenses	15,210
Total assets	72,657,917

Liabilities:
Payables:
Investment securities purchased	2,990,936
Shareholder servicing fees (Note 6)	3,302
Fund administration and accounting fees	22,752
Transfer agent fees and expenses	5,133
Custody fees	3,291
Auditing fees	26,044
Trustees’ deferred compensation (Note 3)	20,146
Chief Compliance Officer fees	1,783
Commitment fees payable (Note 12)	879
Accrued other expenses	7,892
Total liabilities	3,082,158
Commitments and contingencies (Note 3)

Net Assets	$69,575,759

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$69,524,379
Total accumulated earnings (deficit)	51,380
Net Assets	$69,575,759

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$69,575,759
Shares of beneficial interest issued and outstanding	3,489,166
Offering and redemption price per share	$19.94

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2025

Investment Income:
Dividends from affiliated investments	$14,949
Interest (net of withholding taxes of $343)	60,036,486
Total investment income (loss)	60,051,435

Expenses:
Advisory fees	4,839,335
Shareholder servicing fees - Class I (Note 6)	955,378
Fund administration and accounting fees	649,779
Transfer agent fees and expenses	73,154
Custody fees	37,396
Interest on securities sold short	237,012
Commitment fees (Note 12)	159,091
Brokerage expense	76,301
Registration fees	68,321
Shareholder reporting fees	59,200
Legal fees	41,203
Auditing fees	34,577
Trustees’ fees and expenses	26,046
Miscellaneous	12,131
Chief Compliance Officer fees	10,505
Insurance fees	7,541
Total expenses	7,286,970
Affiliated fund fee waived (Note 3)	(1,335)
Net expenses	7,285,635
Net investment income (loss)	52,765,800

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,760,348
Affiliated investments	4,326
Futures contracts	(35,074)
Securities sold short	(34,409)
Forward contracts	(1,162,949)
Foreign currency transactions	(114,259)
Net realized gain (loss)	1,417,983
Net change in unrealized appreciation (depreciation) on:
Investments	5,762,682
Affiliated investments	(2,370)
Futures contracts	(7,968)
Securities sold short	3,645
Forward contracts	(1,491,573)
Foreign currency transactions	6,402
Net change in unrealized appreciation (depreciation)	4,270,818
Net realized and unrealized gain (loss)	5,688,801

Net Increase (Decrease) in Net Assets from Operations	$58,454,601

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2025

Investment Income:
Interest income from unaffiliated issuers	$3,248,212
Dividend income from affiliated issuers	3,548
Total investment income	3,251,760

Expenses:
Advisory fees	146,764
Shareholder servicing fees (Note 6)	45,923
Fund administration and accounting fees	97,646
Transfer agent fees and expenses	18,847
Custody fees	5,877
Registration fees	29,836
Auditing fees	26,044
Legal fees	22,331
Trustees’ fees and expenses	14,613
Shareholder reporting fees	11,208
Chief Compliance Officer fees	10,046
Miscellaneous	5,513
Insurance fees	4,945
Commitment fees (Note 12)	2,641
Total expenses	442,234
Advisory fees (waived) recovered	(146,142)
Affiliated fund fee waiver (Note 3)	(152)
Net expenses	295,940
Net investment income (loss)	2,955,820

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	88,443
Affiliated investments	(197)
Net realized gain (loss)	88,246
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	20,660
Investments in affiliated issuers	346
Net change in unrealized appreciation (depreciation)	21,006
Net realized and unrealized gain (loss)	109,252

Net Increase (Decrease) in Net Assets from Operations	$3,065,072

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$52,765,800	$51,941,409
Net realized gain (loss) on investments, futures contracts, securities sold short, swap contracts, forward contracts, foreign currency, and affiliated issuers	1,417,983	1,305,386
Net change in unrealized appreciation (depreciation) on investments, futures contracts, securities sold short, swap contracts, forward contracts, foreign currency, and affiliated issuers	4,270,818	18,374,378
Net increase (decrease) in net assets resulting from operations	58,454,601	71,621,173

Distributions to Shareholders:
Distributions
Class I	(46,293,729)	(50,192,395)
Class T1	(1,582,328)	(967,771)
Return of Capital
Class I	(681,922)	-
Class T1	(20,642)	-
Total distributions to shareholders	(48,578,621)	(51,160,166)

Capital Transactions:
Net proceeds from shares sold
Class I	369,827,314	342,164,421
Class T1	4,306,994	980,173
Reinvestment of distributions
Class I	41,480,782	42,228,188
Class T1	8,684	5,981
Cost of shares redeemed
Class I	(265,910,554)	(308,156,360)
Class T1	(8,055,373)	(2,872,393)
Exchanges of shares
Class I	-	(35,498,902)
Class T1	-	35,498,902
Net increase (decrease) in net assets from capital transactions	141,657,847	74,350,010

Total increase (decrease) in net assets	151,533,827	94,811,017

Net Assets:
Beginning of period	906,982,477	812,171,460
End of period	$1,058,516,304	$906,982,477

Capital Share Transactions:
Shares sold
Class I	36,630,211	34,297,042
Class T1	425,663	97,588
Shares reinvested
Class I	4,124,761	4,260,640
Class T1	863	600
Shares redeemed
Class I	(26,324,401)	(30,958,678)
Class T1	(796,714)	(286,473)
Shares exchanged
Class I	-	(3,528,718)
Class T1	-	3,528,718
Net increase (decrease) in capital share transactions	14,060,383	7,410,719

[1]	Class T commenced operations on February 29, 2024.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,955,820	$4,352,740
Net realized gain (loss) on investments and affiliated issuers	88,246	55,263
Net change in unrealized appreciation (depreciation) on investments and affiliated issuers	21,006	331,378
Net increase (decrease) in net assets resulting from operations	3,065,072	4,739,381

Distributions to Shareholders:
Distributions	(2,884,022)	(4,010,790)
Total distributions to shareholders	(2,884,022)	(4,010,790)

Capital Transactions:
Net proceeds from shares sold	60,552,062	38,169,906
Reinvestment of distributions	2,304,800	3,533,322
Cost of shares redeemed	(79,588,867)	(37,219,766)
Net increase (decrease) in net assets from capital transactions	(16,732,005)	4,483,462

Total increase (decrease) in net assets	(16,550,955)	5,212,053

Net Assets:
Beginning of period	86,126,714	80,914,661
End of period	$69,575,759	$86,126,714

Capital Share Transactions:
Shares sold	3,022,401	1,917,217
Shares reinvested	115,926	178,382
Shares redeemed	(3,981,136)	(1,865,306)
Net increase (decrease) in capital share transactions	(842,809)	230,293

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$9.99	$9.74	$9.67	$10.06	$9.75
Income from Investment Operations:
Net investment income (loss)[1,2]	0.54	0.60	0.45	0.14	0.16
Net realized and unrealized gain (loss)	0.07	0.24	0.08	(0.40)	0.30
Total from investment operations	0.61	0.84	0.53	(0.26)	0.46

Less Distributions:
From net investment income	(0.49)	(0.59)	(0.46)	(0.13)	(0.15)
From return of capital	(0.01)	-	-	- [3]	-
Total distributions	(0.50)	(0.59)	(0.46)	(0.13)	(0.15)

Net asset value, end of period	$10.10	$9.99	$9.74	$9.67	$10.06

Total return[4]	6.17%	8.78%	5.64%	(2.63)%	4.75%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,028,514	$873,594	$812,171	$1,025,285	$856,244

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.74%	0.74%	0.88%	0.75%	0.90%
After fees waived and expenses absorbed/recovered[5,6]	0.74%	0.74%	0.88%	0.75%	0.94%

Ratio of net investment income (loss) to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	5.34%	6.04%	4.68%	1.39%	1.64%
After fees waived and expenses absorbed/recovered[2]	5.34%	6.04%	4.68%	1.39%	1.60%

Portfolio turnover rate	97%	109%	115%	111%	167%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.05%, 0.05%, 0.20%, 0.06%, and 0.20% for the fiscal years ended June 30, 2025, 2024, 2023, 2022, and 2021, respectively.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Class T

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Period
		February 29, 2024*
	For the Year Ended	through
	June 30, 2025	June 30, 2024

Net asset value, beginning of period	$10.00	$10.05
Income from Investment Operations:
Net investment income (loss)[1,2]	0.55	0.21
Net realized and unrealized gain (loss)	0.05	0.02
Total from investment operations	0.60	0.23

Less Distributions:
From net investment income	(0.49)	(0.28)
From return of capital	(0.01)	-
Total distributions	(0.50)	(0.28)

Net asset value, end of period	$10.10	$10.00

Total return[3]	6.17%	2.34%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,003	$33,388

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[4,5]	0.64%	0.62%[7]
After fees waived and expenses absorbed/recovered[4,5]	0.64%	0.62%[7]

Ratio of net investment income (loss) to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	5.44%	6.27%[7]
After fees waived and expenses absorbed/recovered[2]	5.44%	6.27%[7]

Portfolio turnover rate	97%	109%[6]

*	Class T commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.05% for the year ended June 30, 2025, and 0.04% for the period ended June 30, 2024.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2025	2024	2023	2022	2021

Net asset value, beginning of period	$19.88	$19.73	$19.68	$20.06	$20.01
Income from Investment Operations:
Net investment income (loss)[1,2]	1.01	1.09	0.76	0.10	0.12
Net realized and unrealized gain (loss)	0.03	0.11	(0.09)	(0.35)	0.05
Total from investment operations	1.04	1.20	0.67	(0.25)	0.17
Less Distributions:
From net investment income	(0.96)	(1.05)	(0.62)	(0.13)	(0.12)
From net realized gains	(0.02)	-	-	-	-
Total distributions	(0.98)	(1.05)	(0.62)	(0.13)	(0.12)

Net asset value, end of period	$19.94	$19.88	$19.73	$19.68	$20.06

Total return[3]	5.30%	6.19%	3.48%	(1.23)%	0.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,576	$86,127	$80,915	$42,773	$71,362

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[4,5]	0.75%	0.59%	0.70%	0.76%	0.67%
After fees waived and expenses absorbed[4,5]	0.50%	0.50%	0.52%	0.53%	0.51%

Ratio of net investment income (loss) to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	4.79%	5.40%	3.67%	0.28%	0.44%
After fees waived and expenses absorbed/recovered[2]	5.04%	5.49%	3.85%	0.51%	0.60%

Portfolio turnover rate	124%	123%	107%	112%	117%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.02%, 0.03%, and 0.01% for the fiscal years ended June 30, 2025, 2024, 2023, 2022, and 2021, respectively.
[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Income Plus Fund commenced operations on February 28, 2014. Effective February 27, 2024, the Fund’s outstanding shares were redesignated as Class I shares. Class T commenced operations on February 29, 2024. Class T shares are available for investment only by clients of the financial intermediaries, institutional investors, and a limited number of other investors approved by the Advisor. Prior to February 28, 2014, the Fund’s only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Funds bear risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Funds is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Funds deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund’s return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

(k) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75%, 0.60% and 0.50% of the Income Plus Fund Class I shares, Income Plus Fund Class T shares and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until October 31, 2025 and it may be terminated before that date only by the Trust’s Board of Trustees.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

For the year ended June 30, 2025, the Advisor waived advisory fees totaling $146,142 for the Ultra-Short Duration Investment Grade Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than dates stated below:

Ultra-Short Duration Investment Grade Fund
June 30, 2026	$112,254
June 30, 2027	67,647
June 30, 2028	146,142
Total	$326,043

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Ultra-Short Duration Investment Grade Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF. The Advisor has also voluntarily agreed to waive its advisory fee payable by the Income Plus Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the Palmer Square CLO Senior Debt ETF and the Palmer Square Credit Opportunities ETF. For the year ended June 30, 2025, the amount of advisory fees waived is reported under “Affiliated fund fee waived” on the Statement of Operations.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2025, are reported on the Statement of Operations.

The Funds have a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the year ended June 30, 2025, no credits were earned to reduce total fees.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended June 30, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended June 30, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2025, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$1,047,852,492	$71,970,032

Gross unrealized appreciation	$8,936,841	$132,164
Gross unrealized depreciation	(7,239,182)	(116,996)
Net unrealized appreciation (depreciation) on investments	$1,697,659	$15,168

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, permanent differences in book and tax accounting have been reclassified to Capital and Total accumulated earnings (deficit) as follows:

	Increase (Decrease)
		Total
	Paid-in Capital	Accumulated Earnings/(Deficit)
Income Plus Fund	$(1,632)	$1,632
Ultra-Short Duration Investment Grade Fund	646	(646)

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$-	$56,358
Undistributed long-term gains	-	-
Tax accumulated earnings	-	56,358

Accumulated capital and other losses	(11,195,200)	-
Unrealized appreciation/(depreciation) on investments and securities sold short	1,697,659	15,168
Unrealized appreciation/(depreciation) on foreign currency translations, forwards, futures and swaps	4,630	-
Unrealized deferred compensation	(38,967)	(20,146)
Total accumulated earnings (deficit)	$(9,531,878)	$51,380

The tax character of the distribution paid during the fiscal years ended June 30, 2025 and June 30, 2024, were as follows:

	Income Plus Fund		Ultra-Short Duration Investment Grade Fund
Distribution paid from:	2025	2024	2025	2024
Ordinary income	$47,876,057	$51,160,166	$2,884,022	$4,010,790
Return of Capital	702,564	-	-	-
Net long-term capital gains	-	-	-	-
Total taxable distributions	48,578,621	51,160,166	2,884,022	4,010,790
Total distributions paid	$48,578,621	$51,160,166	$2,884,022	$4,010,790

At June 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$-	$11,195,200	$11,195,200
Ultra-Short Duration Investment Grade Fund	-	-	-

Note 5 – Investment Transactions

For the year ended June 30, 2025, for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, forward contracts and swap contracts were $828,194,408 and $783,728,780, respectively. Securities sold short and short securities covered were $25,765,778 and $21,919,348, respectively, for the same period.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

For the year ended June 30, 2025, for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $59,735,005 and $64,922,824, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributable to Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class T shares do not participate in the Shareholder Servicing Plan.

For the year ended June 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Funds’ assets carried at fair value:

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Income Plus Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$58,782,183	$-	$58,782,183
Bonds
Asset-Backed Securities	-	475,607,134	2,944,988	478,552,122
Commercial Mortgage-Backed Securities	-	14,836,450	-	14,836,450
Corporate*	-	279,316,067	-	279,316,067
U.S. Government	-	187,032,810	-	187,032,810
Exchange-Traded Funds	853,428	-	-	853,428
Short-Term Investments	34,038,696	-	-	34,038,696
Total Investments	$34,892,124	$1,015,574,644	$2,944,988	$1,053,411,756

Total Assets	$34,892,124	$1,015,574,644	$2,944,988	$1,053,411,756

Liabilities
Other Financial Instruments**
Forward Contracts	$-	$1,359,129	$-	$1,359,129
Future Contracts	53,437	-	-	53,437
Total Other Financial Instruments**	$53,437	$1,359,129	$-	$1,412,566

Securities Sold Short
Bonds
U.S. Government	$-	$3,861,605	$-	$3,861,605
Total Securities Sold Short	$-	$3,861,605	$-	$3,861,605

Total Liabilities	$53,437	$5,220,734	$-	$5,274,171

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$972,989	$-	$972,989
Bonds
Asset-Backed Securities	-	42,519,235	-	42,519,235
Commercial Mortgage-Backed Securities	-	629,465	-	629,465
Corporate*	-	12,581,975	-	12,581,975
U.S. Government	-	11,172,523	-	11,172,523
Exchange Traded Funds	201,649	-	-	201,649
Short-Term Investments	3,907,364	-	-	3,907,364
Total Assets	$4,109,013	$67,876,187	$-	$71,985,200

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund.
**	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
***	The Fund did not hold any level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Income Plus Fund	Asset-Backed Securities
Balance as of June 30, 2024	$3,000,000
Transfers into Level 3	-
Transfers out of Level 3	(3,017,081)
Total gains or losses for the period Included in earnings (or changes in net assets)	148,021
Net purchases	2,814,048
Net sales	-
Balance as of June 30, 2025	$2,944,988

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$148,021

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

Income Plus Fund
Asset Class	Fair Value at 6/30/2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Asset-Backed Securities	$2,944,988	Market Approach	Precedent Transaction	N/A	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2025 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$-	$-	$1,359,129	$-	$1,359,129
Unrealized depreciation on open futures contracts*	-	-	-	53,437	53,437
	$-	$-	$1,359,129	$53,437	$1,412,566

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

The effects of derivative instruments on the Statement of Operations for the year ended June 30, 2025 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$(35,074)	$(35,074)
Forward contracts	-	-	(1,162,949)	-	(1,162,949)
	$-	$-	$(1,162,949)	$(35,074)	$(1,198,023)

Income Plus Fund Net Change in Unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$-	$(7,968)	$(7,968)
Forward contracts	-	-	(1,491,573)	-	(1,491,573)
	$-	$-	$(1,491,573)	$(7,968)	$(1,499,541)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2025 are as follows:

Income Plus Fund

Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$(4,304,125)
Forward contracts	Foreign exchange contracts	Notional amount	(27,956,049)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

The Funds did not hold swap contracts at June 30, 2025.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Note 11 – Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2025, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund had no unfunded loan commitments outstanding.

Note 12 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the year ended June 30, 2025 are disclosed in the Statement of Operations. During the year ended June 30, 2025, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund did not borrow under the line of credit.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Palmer Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Income Plus Fund
Palmer Square CLO Senior Debt ETF	$-	$1,247,427	$(786,459)	$547	$(1,516)	$459,999	$8,954
Palmer Square Credit Opportunities ETF	-	1,634,427	(1,243,923)	3,779	(854)	393,429	5,995

Ultra-Short Duration Investment Grade Fund
Palmer Square CLO Senior Debt ETF	-	319,345	(117,845)	(197)	346	201,649	3,548

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Income Plus Fund
Palmer Square CLO Senior Debt ETF	-	61,499	(38,783)	-	22,716
Palmer Square Credit Opportunities ETF	-	80,100	(60,899)	-	19,201

Ultra-Short Duration Investment Grade Fund
Palmer Square CLO Senior Debt ETF	-	15,770	5,812	-	9,958

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Note 15 - New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and each Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 16 - Reorganization Information

At a meeting held on June 3 and 4, 2025, the Funds’ Board of Trustees has approved an Agreement and Plan of Reorganization (the “Plan”) for each of the Funds (each, a “Target Fund”), each a series of the Trust, providing for the reorganization of each Target Fund into a corresponding newly created series (each, an “Acquiring Fund”) of Palmer Square Funds Trust (the “Acquiring Trust”). The reorganization of each Target Fund is subject to approval by its shareholders and other customary closing conditions.

Each Acquiring Fund will have identical investment objectives and substantially the same principal investment strategies as its corresponding Target Fund. Following the reorganization, each Target Fund’s current investment advisor, Palmer Square Capital Management LLC (“Palmer Square Capital”), will continue to serve as investment advisor to each Acquiring Fund. In addition, each Acquiring Fund will have the same portfolio managers as the corresponding Target Fund. The Acquiring Trust is comprised exclusively of funds managed by Palmer Square Capital.

The Plan provides for each Target Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities. Shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Target Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by a Target Fund or its shareholders for federal income tax purposes. Palmer Square Capital will bear the costs related to the reorganizations.

The Trust will call a shareholder meeting at which shareholders of each Target Fund will be asked to consider and vote on the Plan with respect to their Target Fund. If the required shareholder approval for the reorganization of a Target Fund is obtained, the reorganization of that Target Fund is currently expected to take effect on or around the end of the third quarter of 2025.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025

Note 17 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and
Shareholders of Palmer Square Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund as of June 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Insert 15c report, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025